Discontinued Operation - Summary of discontinued operation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions				3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 21, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2026
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					$ (32.6)	$ (2.9)	$ (2.6)
(Loss)/profit from discontinued operation					$ (18.9)	13.0	(29.4)
Asanko Gold | Contingent consideration
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections					15.10%
Asanko Gold | Deferred consideration
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections					7.90%
Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 30.0	$ 25.0	$ 30.0	$ 85.0				$ 170.0
Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees					28.5
Share price (in USD per share)					$ 0.92
Discontinued operations
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					$ 18.9	(13.0)	29.4
Earnings | Discontinued operations | Asanko Gold
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					28.0	13.0	23.4
Impairment | Discontinued operations | Asanko Gold
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					$ (46.9)	$ 0.0	$ (52.8)